UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549

                            FORM  13F
                      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/96

Check here if Amendment [  ];  Amendment Number:
This Amendment  (Check only one.)  [ ] is a restatement.
                                   [ ] adds a new holdings entries.

Institutional Investment Manager Filing this Report:
Name:          Engebretson Capital Management
Address: 620 Newport Center Dr.,
            Suite 750
            Newport Beach, CA 92660

13F File Number:  28-

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Daniel M. Harkins
Title:   COO
Phone:   949-759-9684

Signature, Place, and Date of Signing:
Daniel M. Harkins  Newport Beach, CA      May 18, 1999

[x]      13F HOLDING REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:     None

Form 13F Information Table Entry Total:     50

Form 13F Information Table Value Total:     $109137


List of Other Included Managers:       None

                                       FORM 13F INFORMATION TABLE
Name of Issuer      Title Of      Cusip #          Value      Shares/
Investment      Mgrs.        Voting
                     Class                       (x$1000)     PRN AMT
Discretion      (N/A)       Authority

(a) Sole                 (a) Sole Only
ADVANTA CORP CL A    Common       007942105         2049     48070
48070                        48070
ALLERGAN PHARM.      Common       184901023          278      7800
7800                         7800
ALLSTATE CORP.       Common       020002101         1937     33463
33463                        33463
AMERICAN STANDARD    Common       029712106          558     14600
14600                        14600
ARROW ELECTRONICS    Common       042735100         1369     25580
25580                        25580
ATMEL CORPORATION    Common       049513104         1376     41550
41550                        41550
BANKAMERICA CORP     Common       066050105         6881     68985
68985                        68985
BAY NETWORKS         Common       725101002          285     13550
13550                        13550
BEST BUY CO. INC.    Common       086516101          463     43600
43600                        43600
C-CUBE INC           Common       125015107         1758     47600
47600                        47600
CHASE MANHATTAN BANK Common       16161a108          646      7230
7230                         7230
CIRCUIT CITY STORES  Common       172737108         2000     66380
66380                        66380
CISCO SYSTEMS        Common       17275r102         6351     99814
99814                        99814
CITIGROUP            Common       172967101         1639     15915
15915                        15915
COCA COLA CO COM     Common       191216100          287      5456
5456                         5456
COMPAQ COMPUTER CORP Common       204493100          322      4330
4330                         4330
DATAWORKS            Common       237924105         1477     58500
58500                        58500
DEERE COMPANY        Common       244199105         5738    141675
141675                       141675
DELTA AIRLINES       Common       247361108          214      3025
3025                         3025
DISNEY-WALT CO.      Common       254687106          919     13181
13181                        13181
FORD MOTOR COMPANY   Common       345370100          291      9028
9028                         9028
GENERAL ELECTRIC     Common       369604103          402      4066
4066                         4066
GENERAL MOTORS       Common       370442105         3183     57100
57100                        57100
GRAND CASINOS        Common       385269105         1522    112750
112750                       112750
GTE CORPORATION      Common       362320103          302      6650
6650                         6650
HEWLETT-PACKARD      Common       428236103         6794    135200
135200                       135200
ILL TOOL WORKS       Common       452308109       209272      2620
2620                         2620
INTEL CORP.          Common       458140100        11453     87472
87472                        87472
INT'L BUSINESS       Common       459200101         7058     46590
46590                        46590
ISOLYSER INC         Common       464888106          383     54650
54650                        54650
LSI LOGIC            Common       501907109          785     29360
29360                        29360
LUCENT TECH.         Common       549463107          904     19543
19543                        19543
MEDTRONIC INC.       Common       585055106         1477     21725
21725                        21725
MERCK & CO. INC.     Common       589331107         3038     38154
38154                        38154
MICRON TECHNOLOGY    Common       595112103          289      9937
9937                         9937
MORGAN DEAN WITTER   Common       617446448         5601     86167
86167                        86167
MOTOROLA INC.        Common       620076109          925     15100
15100                        15100
NATIONS BANK         Common       638585109         1481     15150
15150                        15150
ORACLE SYSTEMS       Common       68389x105          433     10373
10373                        10373
PENNEY-J.C. INC.     Common       708160106          394      8090
8090                         8090
PFIZER-INC.          Common       717081103         6175     74392
74392                        74392
SEARS ROEBUCK CO.    Common       812387108         2277     49500
49500                        49500
SUN MICROSYSTEMS     Common       866810104          285     11100
11100                        11100
TEXAS INSTRUMENTS    Common       882508104          504      7900
7900                         7900
TRAVELERS INSURANCE  Common       885502104         3766     83005
83005                        83005
T-ROWE PRICE         Common       741477103          431      9900
9900                         9900
U.S. BANKCORP        Common       319279105         5300     77650
77650                        77650
UAL CORP             Common       902549500         1003     16050
16050                        16050
WALGREEN CO          Common       931422109         3260     81000
81000                        81000
WELLS FARGO BANK     Common       949746101         2663      9872
9872                         9872
TOTALS FOR 4Q96                                   109137   1950398
1950398                      1950398